Earnings (Loss) per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Earnings per Share

	Income/(Loss) (Numerator)	Shares* (Denominator)	Per-Share Amount
For the three months ended September 30, 2024
Basic EPS
Income (Loss) from continuing operations	$7,543
Less: preferred stock dividends	(827)
Income (loss) from continuing operations attributable to common stockholders	6,716	12,337	$0.54
Income from discontinued operations, net of tax	1,426	12,337	$0.12
Income (loss) attributable to common stockholders	$8,142	12,337	$0.66
Diluted EPS
Income (loss) from continuing operations attributable to common stockholders	$6,716	12,337
Effect of dilutive 2025 Convertible Notes	(8,879)	882
Diluted EPS from continuing operations	$(2,163)	13,218	$(0.16)

Income from discontinued operations, net of tax	$1,426	12,337
Effect of dilutive 2025 Convertible Notes		882
Diluted EPS from discontinued operations	$1,426	13,218	$0.11

Income (loss) attributable to common stockholders	$8,142	12,337
Effect of dilutive 2025 Convertible Notes	(8,879)	882
Diluted EPS from net income	$(737)	13,218	$(0.06)

For the three months ended September 30, 2023
Basic and Diluted EPS
Income (Loss) from continuing operations	$(22,025)
Less: preferred stock dividends	(756)
Income (loss) from continuing operations attributable to common stockholders	(22,781)	11,697	$(1.95)
Income from discontinued operations, net of tax	220	11,697	$0.02
Income (loss) attributable to common stockholders	$(22,561)	11,697	$(1.93)

For the nine months ended September 30, 2024
Basic and Diluted EPS
Income (Loss) from continuing operations	$2,106
Less: preferred stock dividends	(2,425)
Income (loss) from continuing operations attributable to common stockholders	(319)	12,037	$(0.03)
Income from discontinued operations, net of tax	3,032	12,037	$0.25
Income (loss) attributable to common stockholders	$2,713	12,037	$0.23

For the nine months ended September 30, 2023
Basic and Diluted EPS
Income (Loss) from continuing operations	$(35,109)
Less: preferred stock dividends	(2,218)
Income (loss) from continuing operations attributable to common stockholders	(37,327)	11,225	$(3.33)
Income from discontinued operations, net of tax	3,263	11,225	$0.29
Income (loss) attributable to common stockholders	$(34,064)	11,225	$(3.03)

(*)	Adjusted retroactively for reverse stock split that occurred on January 24, 2024, see Note 1. Rounding may affect summation.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	As of September 30,
	2024	2023
2025 Convertible Notes*	847	1,409
Common stock warrants	875	–
Non-qualified stock options	318	732
Restricted stock units	1,139	433
Employee stock purchase plan	–	610
Total	3,179	3,184